Income Taxes, Reconciliation of Unrecognized Tax Benefits (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Changes in unrecognized tax benefits [Roll Forward]
Balance, beginning of the year	$ 45	$ 22
Increase for tax positions related to the current year	36	23
Decrease for tax positions related to prior years	0	0
Balance, end of year	81	45
Income Tax Interest and Penalties Accrued	$ 0	$ 0	$ 0